SHORT-TERM LOANS	12 Months Ended
Dec. 31, 2011
SHORT-TERM LOANS
SHORT-TERM LOANS

18.                     SHORT-TERM LOANS

Short-term loans consist of the following:

	December 31,
	2010	2011
	RMB	RMB	US$

Guaranteed	70,000	148,120	23,534
Guaranteed and secured	159,827	158,590	25,197
Unsecured	11,226	64,173	10,196

Total	241,053	370,883	58,927

The Group’s short-term loans are RMB-denominated loans obtained from banks and other financial institutions with interest rates ranging from 4.46% to 5.85% per annual and 4.83% to 8.54% per annual for the years ended December 31, 2010 and 2011, respectively. The weighted average interest rate on short-term loans outstanding was 5.60% and 6.99% per annual as of December 31, 2010 and 2011, respectively. The short-term loans are repayable between January 2012 and October 2012.

Short-term loans amounting to RMB70,000 and RMB30,000 (US$4,767) as of December 31, 2010 and 2011, respectively, were guaranteed by Mr. Guo, the ultimate controlling shareholder of the Group, Donglv Liang, a relative of Mr. Guo, and Lentuo Electromechanical, a company controlled by Mr. Guo (collectively the “Loan Guarantors”). Short-term loans amounting to RMB50,000 (US$7,944) as of December 31, 2011 were guaranteed by Lentuo Electromechanical. Short-term loans amounting to RMB35,000 (US$5,561) as of December 31, 2011 were guaranteed by Tianjin Haowu Automible Trading Co., Ltd. (“Haowu”), the holding company of the non-controlling shareholder of Ruitai. Short-term loans amounting to RMB6,620 (US$1,052) as of December 31, 2011 were guaranteed by Mr. Yingjie Wang and Mr. Fuli Guo, non-controlling shareholders of Yuchen. The Group did not incur any fees to obtain such guarantees.

Short-term loans amounting to RMB159,827 and RMB158,590 (US$25,197) as of December 31, 2010 and 2011, respectively, were guaranteed by the Loan Guarantors and secured by the property and equipment of the Group (Note 9), the land use rights of the Group (Note 10) and Lentuo Electromechanical’s property and equipment and land use rights (Note 20).

Interest expenses on short-term loans were RMB16,941, RMB21,434 and RMB23,704 (US$3,766) for the years ended December 31, 2009, 2010 and 2011, respectively.